SCHEDULE OF Anti -Dilutive Weighted AVERAGE LOSS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	47,531	38,654
Share options [member]
IfrsStatementLineItems [Line Items]
Total	21,943	21,746
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Total	25,588	16,908